Employees' Retirement Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain				¥ 5,131
Contract-type Corporate Pension Plan, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Curtailment gain				5,131
Accumulated benefit obligation		¥ 226,932	¥ 217,949
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"		21,402	18,262	(6,070)
Securities owned including stock of NTT and NTT group companies listed in Japan		¥ 175	¥ 231
Securities owned including stock of NTT and NTT group companies listed in Japan, Percentage		0.20%	0.20%
Employer contributions		¥ 1,199	¥ 1,248
Contract-type Corporate Pension Plan, Defined Benefit | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	¥ 1,648
Unrecognized transition obligation expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	48
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(559)
Contract-type Corporate Pension Plan, Defined Benefit | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		55.00%
Contract-type Corporate Pension Plan, Defined Benefit | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		5.00%
Contract-type Corporate Pension Plan, Defined Benefit | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		10.00%
Contract-type Corporate Pension Plan, Defined Benefit | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		10.00%
Contract-type Corporate Pension Plan, Defined Benefit | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Target allocation ratio for plan assets		20.00%
Contract-type Corporate Pension Plan, Defined Contribution
Defined Benefit Plan Disclosure [Line Items]
Retirement benefit expenses		¥ 2,059	2,060
National Plan
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		16,603	16,168	15,982
NTT Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		115,796	100,386
Total recognized in net periodic pension cost and "Accumulated other comprehensive income (loss)"		24,918	6,407	¥ (5,491)
Securities owned including stock of NTT and NTT group companies listed in Japan		¥ 5,401	¥ 4,453
Securities owned including stock of NTT and NTT group companies listed in Japan, Percentage		0.50%	0.40%
Employer contributions		¥ 2,242	¥ 2,136
Percentage of employees covered by NTT CDBP		11.30%	10.90%
NTT Corporate Defined Benefit Pension Plan | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	2,409
Prior service cost expected to be amortized and reclassified from Accumulated other comprehensive income (loss) to net pension cost	(524)
Expected contribution	¥ 2,303
NTT Corporate Defined Benefit Pension Plan | Domestic corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		48.60%
NTT Corporate Defined Benefit Pension Plan | Domestic equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		14.90%
NTT Corporate Defined Benefit Pension Plan | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		10.00%
NTT Corporate Defined Benefit Pension Plan | Foreign equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		14.40%
NTT Corporate Defined Benefit Pension Plan | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Weighted average target allocation ratio for plan assets		12.10%